Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Basis of presentation
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the SEC.
As described in Note 2—Restatement of Previously Issued Financial Statements, the Company’s financial statements for the period from December 31, 2020, and the period from October 16, 2020 (inception) through December 31, 2020 (collectively, the “Affected Period”), are restated in our Annual Report on Form
10-K/A
(Amendment No. 1) following a review of the accounting guidance related to the Company’s warrants in the Company’s previously issued audited financial statements for such periods. The restated financial statements are indicated as “Restated” in the audited financial statements and accompanying notes, as applicable. See Note 2—Restatement of Previously Issued Financial Statements for further discussion.

Basis of presentation
The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. MRAC Merger Sub Corp. during the three and six months ended June 30, 2021 did not engage in any economic activity and is not consolidated in the accompanying unaudited and condensed financial statements. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021 or any future period.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form
10-K/A
filed by the Company with the SEC on May 13, 2021.

Emerging growth company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging growth company
As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s unaudited condensed financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the derivative warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these unaudited condensed financial statements is the determination of the fair value of the warrant liability. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and Trust accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. At December 31, 2020, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. As of June 30, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2020.
As of December 31, 2020, cash held in the operating bank account was approximately $2.3 million and Cash held in the Trust Account was approximately $373.8 million.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2021 and December 31, 2020.

Fair Value of Financial Instruments
Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2020, the carrying values of cash, accounts payable, and accrued expenses approximate their fair values primarily due to the short-term nature of the instruments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants have been measured at fair value using a Monte Carlo simulation model.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements” approximates the carrying amounts represented in the unaudited condensed balance sheets.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Offering Costs Associated with the Initial Public Offering
Offering Costs Associated with the Initial Public Offering
Offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating
expenses in the statement of operations. Offering costs associated with the Public Shares were charged to shareholders’ equity upon the completion of the Initial Public Offering. Of the total offering costs of the Initial Public Offering, approximately $0.9 million is included in financing cost-derivative warrant liabilities in the statement of operations and $19.5 million is included in shareholders’ equity.

Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating
expenses in the unaudited condensed statements of operations. Offering costs associated with the Public Shares were charged to shareholders’ equity upon the completion of the Initial Public Offering. The underwriter also reimbursed approximately $3.0 million to the Company to cover for expenses in connection with the Initial Public Offering.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge its exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company’s financial instruments, including issued warrants to purchase its Class A ordinary shares, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC
815-15.
The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company issued 9,343,750 warrants to purchase Class A ordinary shares to investors in the Company’s Initial Public Offering and simultaneously issued 6,316,667 Private Placement Warrants. All of the Company’s outstanding warrants are recognized as derivative liabilities in accordance with ASC
815-40.
Accordingly, we recognize the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in our statement of operations. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants have been measured at fair value using a Monte Carlo simulation model.

Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The warrants issued in connection with the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative warrant liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s unaudited condensed statements of operations. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. The fair value of Public Warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants. The fair value of the Private Placement Warrants has been subsequently estimated based on the listed market price of the Public Warrants.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A Ordinary Shares (including Class A Ordinary Shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A Ordinary Shares are classified as shareholders’ equity. The Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, 33,044,958 Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A Ordinary Shares (including Class A Ordinary Shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A Ordinary Shares are classified as shareholders’ equity. The Class A Ordinary Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at June 30, 2021 and December 31, 2020, 33,137,137 and 33,044,958 Class A Ordinary Shares subject to possible redemption are presented at redemption value as temporary equity, respectively, outside of the shareholders’ equity section of the Company’s unaudited condensed balance sheets.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of June 30, 2021. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s unaudited condensed financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income (Loss) per Ordinary Share
Net Income (Loss) Per Ordinary Share
Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and the Private Placement to purchase an aggregate of 15,660,417 of the Company’s Class A Ordinary Shares in the calculation of diluted income (loss) per share, since their inclusion would be anti-dilutive under the treasury stock method.
The Company’s statement of operations includes a presentation of income per share for ordinary shares subject to redemption in a manner similar to the two-class method of income

per share. Net income per ordinary share, basic and diluted for Class A Ordinary Shares are calculated by dividing the interest income earned on cash held in the Trust Account of $0, net of amounts available to be withdrawn from the Trust Account to pay the Company’s income taxes, for the period from October 16, 2020 (inception) through December 31, 2020, by the weighted average number of Class A Ordinary Shares outstanding for the period. Net loss per ordinary share, basic and diluted for Founder Shares is calculated by dividing the net loss of approximately $4.8 million, less income attributable to Class A Ordinary Shares of approximately $0, resulting in a net loss of approximately $4.8 million, by the weighted average number of Founder Shares outstanding for the period.

Net Income (Loss) per Ordinary Share
The Company’s condensed statements of operations include a presentation of net income (loss) per share for Class A ordinary shares subject to possible redemption in a manner similar to the two-class
method of net income (loss) per ordinary share. Net income (loss) per ordinary share, basic and diluted, for Class A ordinary share is calculated by dividing the interest income earned on the Trust Account, less interest available to be withdrawn for the payment of taxes, by the weighted average number of Class A ordinary share outstanding for the periods. Net income (loss) per common stock, basic and diluted, for Class B ordinary share is calculated by dividing the net income (loss), adjusted for income attributable to Class A ordinary share, by the weighted average number of Class B ordinary share outstanding for the periods. Class B ordinary share include the Founder Shares as these ordinary shares do not have any redemption features and do not participate in the income earned on the Trust Account.
The calculation of diluted net income (loss) per ordinary share does not consider the effect of the warrants issued in connection with the Initial Public Offering and Private Placement since the exercise price of the warrants is in excess of the average ordinary share price for the period and therefore the inclusion of such warrants would be anti-dilutive.
The following table reflects the calculation of basic and diluted net income (loss) per share of ordinary share:

	For The Three Months Ended June 30, 2021	For The Six Months Ended June 30, 2021
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Income from investments held in Trust Account	$—	$—
Less: Company’s portion available to be withdrawn to pay taxes	—	—

Net income attributable	$—	$—

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	37,375,000	37,375,000

Basic and diluted net income per share	$—	$—

	For The Three Months Ended June 30, 2021	For The Six Months Ended June 30, 2021
Non-Redeemable Ordinary Shares
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$(2,984,151)	$1,384,201
Net income allocable to Class A ordinary shares subject to possible redemption	—	—

Non-redeemable net income (loss)	$(2,984,151)	$1,384,201

Denominator: Weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	9,343,750	9,343,750

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.32)	$0.15

Recent Issued Accounting Standards
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Issued Accounting Standards
In August 2020, the FASB issued Accounting Standard Update (the “ASU”)
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying unaudited condensed financial statements.

Enjoy Technology Inc [Member]
Use of Estimates
Use of Estimates

–

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgements and assumptions in the Company’s consolidated financial statements and notes thereto. The Company’s accounting policies that involve judgement by management include the assumptions used for estimating the fair value of debt, warrants, reserves relating to expected chargeback losses, fair value of common stock used to calculate stock-based compensation, the assessment of the useful life and recoverability of long-lived assets and valuation allowance associated with income taxes. These estimates and assumptions are based on management’s best knowledge of current events, historical experience and other information available when the consolidated financial statements are prepared. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates.

Concentration of Credit Risk
Concentrations of Credit Risk
–
Financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents, investments and accounts receivable. The Company’s cash, cash equivalents and investments balances are generally held with large highly visible financial institutions worldwide. Deposits held with these financial institutions generally are in excess of the amount of insured limits provided on such deposits, if any.
The Company generally does not require collateral to secure accounts receivable. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and by the short duration of its payment terms for the majority of the Company’s customer contracts. Additionally, the Company factors a substantial portion of its accounts receivable for certain customers, such that the Company sells these receivables balances to a third-party banking institution at a discount without further recourse to the Company, thereby reducing the risk related to these receivables even further. These receivable balances which are transferred to a third party are accounted for under ASC 860,
Transfers and Servicing (“ASC 860”)
. As they meet the criteria of sales accounting as per ASC 860, they are excluded from the amounts reported in the consolidated balance sheet. The cash proceeds received from such sales are included in operating cash flows. The expenses associated with the factoring of receivables are reported within other expense, in the consolidated statement of operations and comprehensive loss. As of December 31, 2020, the Company had two customers with gross accounts receivable balances greater than 10% of the Company’s total balance, representing 57% and 27%, respectively. As of December 31, 2019, the Company had three customers with gross accounts receivable balances greater than 10% of the Company’s total balance, representing 68%, 20%, and 11%, respectively.

Fair Value Measurements
Fair Value Measurements
–
Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expands disclosures about fair value measurements.
Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1
—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3
—Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to level 3 inputs.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
The Company’s consolidated financial instruments consist of accounts receivable, accounts payable and accrued expenses and are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The consolidated financial statements also include fair value level 1, 2 and 3 measurements of cash and cash equivalents, investments, debt and warrant liabilities.
Income Taxes
Income Taxes
–
The Company accounts for income taxes in accordance with the asset and liability method of accounting for income taxes. Under this method, the Company recognizes deferred income tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred taxes are measured using enacted tax rates in effect for the years in which those deferred tax assets and liabilities are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.
The Company records a valuation allowance to reduce its deferred tax assets to the net amount that the Company believes is more-likely-than-not
to be realized. In assessing the need for a valuation allowance, the Company has considered all available positive and negative evidence including its historical levels of income, expectations of future taxable income, future reversals of existing taxable temporary differences and ongoing tax planning strategies. If in the future, the Company determines that it would be able to realize the deferred tax assets, the Company may reduce its valuation allowance, which may result in income tax benefits to be recognized in the Company’s consolidated statement of operations and comprehensive loss.
The Company accounts for uncertain tax positions using a
two-step
process whereby: (i) the Company determines whether it is
more-likely-than-not
that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon the ultimate settlement with the related tax authority.
The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of the provision for income tax expense in the consolidated statement of operations and comprehensive loss. The Company accounts for uncertainty in income taxes in accordance with ASC 740,
Income Taxes
.
Regarding the Global Intangible Low Taxed Income (“GILTI”) rules enacted as part of the Tax Cuts and Jobs Act of 2017, the Company is required to make an accounting policy election to either treat taxes due on future GILTI inclusions in U.S. taxable income as a current period expense when incurred or reflect such portion of the future GILTI inclusions in U.S. taxable income that relate to existing basis differences in the Company’s current measurement of deferred taxes. The Company has made a policy election to treat GILTI taxes as a current period expense.
Net Income (Loss) per Ordinary Share
Net Loss Per Share
–
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class
method required for companies with participating securities. The Company considered the redeemable convertible preferred stock to be a participating security as the holders are entitled to participate with holders of the common stock on and if converted and pari passu basis if and when a common stock distribution is declared by the board of directors.
Under the
two-class
method, basic net loss per share attributable to common stockholders was calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the redeemable convertible preferred stock as the holders of redeemable convertible preferred stock did not have a contractual obligation to share in losses. Diluted net loss per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, redeemable convertible preferred stock, stock options and warrants to purchase preferred stock and common stock were considered common shares equivalents but had been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect was anti-dilutive. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Recent Issued Accounting Standards
Recently Adopted Accounting Pronouncements
In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.
2018-07,
Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018-07”).
The new standard simplifies the accounting for nonemployee share based payment transactions and specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. On January 1, 2020, the Company adopted ASU
2018-07,
which did not materially impact the condensed consolidated financial statements and the related disclosures.
In August 2018, the FASB issued ASU No.
2018-13,
Fair Value Measurement (Topic 820),
which modifies, removes, and adds certain disclosure requirements on fair value measurements based on the FASB Concepts Statement,
Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.
The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. On January 1, 2020, the Company adopted ASU
2018-13,
which did not impact the condensed consolidated financial statements and the related disclosures.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitating of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions in which the reference LIBOR or another reference rate is expected to be discontinued as a result of the Reference Rate Reform. This ASU is intended to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. On March 12, 2020, the Company adopted ASU
2020-04,
which did not have a material impact on its condensed consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles – Goodwill and Other –
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract
. The new guidance provides for the deferral of implementation costs for cloud computing arrangements and expensing those costs over the term of the cloud services arrangement. The new guidance is effective for fiscal years beginning after December 15, 2020. The Company adopted
ASU 2018-15
on January 1, 2021, which did not have a material impact on its condensed consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
, or ASU
2014-09
or ASC 606, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. Since then, the FASB has also issued ASU
2016-08,
Revenue from Contracts with Customers (Topic 606), Principals versus Agent Considerations
, ASU
2016-10,
Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing
, and ASU
2017-13,
Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), and Amendment to SEC Paragraphs Pursuant to the Staff Announcement at the July
 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcement and Observer Comments
, which further elaborate on the original ASU
No. 2014-09.
The Company adopted the guidance in ASC 606 on January 1, 2019 using the modified retrospective method of adoption for all contracts not completed as of January 1, 2019, which did not materially impact the consolidated financial statements.
In June 2018, the FASB issued ASU No.
2018-07,
Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
(“ASU
2018-07”).
The new standard simplifies the accounting for nonemployee share based payment transactions and specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. On January 1, 2020, the Company adopted ASU
2018-07,
which did not materially impact the consolidated financial statements and the related disclosures.
In August 2018, the FASB issued ASU No.
2018-13,
Fair Value Measurement (Topic 820),
which modifies, removes, and adds certain disclosure requirements on fair value measurements based on the FASB Concepts Statement,
Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.
The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. On January 1, 2020, the Company adopted ASU
2018-13,
which did not impact the consolidated financial statements and the related disclosures.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitating of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions in which the reference LIBOR or another reference rate is expected to be discontinued as a result of the Reference Rate Reform. This ASU is intended to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. On March 12, 2020, the Company adopted ASU
2020-04,
which did not have a material impact on its consolidated financial statements and related disclosures.

Foreign Currency
Foreign Currency
–
The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the subsidiaries are translated to U.S. dollars at the exchange rate on the balance sheet date. Equity transactions are translated using historical exchange rates. Revenues and expenses are translated at the average exchange rate during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included in other comprehensive income, a separate component of stockholders’ deficit. Gains or losses, whether realized or unrealized, due to transactions in foreign currencies, are reflected in the consolidated statements of operations and comprehensive loss under other expense.
Segment Information
Segment Information
–
The Company applies Accounting Standards Codification (“ASC”) 280,
Segment Reporting
, in determining reportable segments for its financial statement disclosures. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Our chief operating decision maker (“CODM”) is our Chief Executive Officer. The Company has two operating and reportable segments: North America and Europe. Segment information is presented in the same manner that the CODM reviews the operating results in assessing performance and allocating resources.
Cash and Cash Equivalents
Cash and Cash Equivalents
–
The Company’s cash equivalents consist of highly liquid securities with original maturities of three months or less at the time of purchase.
As of December 31, 2020, cash consists primarily of checking and savings deposits. As of December 31, 2019, cash equivalents consist primarily of money market funds, U.S Treasury bills, U.S. Government securities and overnight reverse securities repurchase agreements.
Restricted Cash
Restricted Cash
–
The Company classifies all cash whose use is limited by contractual provisions as restricted cash. The Company’s restricted cash relates to balances held for collateral for its leased office space, leased vehicle fleet, and workers compensation insurance.
The reconciliation of cash and cash equivalents and restricted cash is as follows (in thousands):

	December 31,
	2020	2019
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$58,452	$61,685
Restricted cash	5,494	4,329

Total cash, cash equivalents and restricted cash	$63,946	$66,014

Investments
Investments
–
The Company considers all highly liquid investments with original maturities of greater than 90 days to be investments. The Company determines appropriate classification of its investments at the time of purchase. As the Company views these investments securities as available to support current operations, it accounts for them as available-for-sale
and classifies them as short-term investments on its consolidated balance sheets.
Unrealized gains and losses on
available-for
sale investments are reported as a component of accumulated other comprehensive income (loss) in stockholders’ deficit. Realized gains and losses and any other-than-temporary impairments are reported within other expense, in the consolidated statements of operations and comprehensive loss.

The Company periodically evaluates its investments for impairment due to declines in market value considered to be “other-than-temporary.” This evaluation consists of several qualitative and quantitative factors, including the Company’s ability and intent to hold the investment until a forecasted recovery occurs, as well as any decline in the investment quality of the security and the severity and duration of the unrealized loss. In the event of a determination that a decline in market value is other-than-temporary, the Company will recognize an impairment loss, and a new cost basis in the investment will be established. To date, the Company has not recorded any impairment related to its investments.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
–
Accounts receivable are stated at net realizable value. Accounts receivable consist primarily of receivables due from the customers arising in the normal course of business. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance for doubtful accounts or if any accounts should be written off based on judgmental factors such as the customer’s payment history, historical loss patterns, the general economic climate, age of the receivable, and past due status of invoices. Accounts receivable are written off after collection efforts have been exhausted. The allowance is recognized as bad debt expense, which is classified in general and administrative expense within the consolidated statements of operations and comprehensive loss. The Company generally does not require any security or collateral to support its receivables as its customer base is comprised of large telecommunication and technology companies. Based on the credit quality of the Company’s customers, the short-term duration of payment terms of its customer contracts, and its customers’ history of payment, the Company did not have an allowance for doubtful accounts as of December 31, 2020 and 2019.
Property and Equipment, Net
Property and Equipment, Net
–
Property and equipment are recorded at cost and depreciated over the estimated useful lives of the related assets using the straight-line method. Expenditures for maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is reflected in the consolidated statement of operations and comprehensive loss for the period realized. The estimated useful lives of the Company’s property and equipment are as follows:

Property and Equipment	Useful Life
Office equipment	3 years
Computer equipment	3 years
Vehicles	3 years
Leasehold improvements	Shorter of estimated life of the asset or remaining lease term
Furniture and fixtures	5 years

Intangible Assets, Net
Intangible Assets, Net
–
The Company’s intangible assets are made up of a domain name with a useful life of 15 years. Amortization expense is recognized on straight-line basis in general and administrative expense within the consolidated statements of operations and comprehensive loss.
Debt Issuance Costs
Debt Issuance Costs
–
Costs incurred in connection with the issuance of the Company’s debt have been recorded as a direct reduction against the debt and amortized over the life of the associated debt as a component of interest expense using the effective interest method. As a result of applying the fair value option (“FVO”), direct costs and fees related to the convertible notes were expensed as incurred and were not deferred.
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
–
The Company assesses long-lived assets for impairment in accordance with the ASC 360,
Property, Plant and Equipment
. Long-lived assets, such as property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment charges have been recorded during the years ended December 31, 2020 and 2019.
Classification of Redeemable Convertible Preferred Stock
Classification of Redeemable Convertible Preferred Stock
–
The Company’s Amended and Restated Certificate of incorporation does not provide that its Redeemable Convertible Preferred Stock (“Preferred Stock”) shall be redeemable at the option of the holder. However, there are potential redemption triggers that are outside the control of the Company. Accordingly, the Company has presented all shares of its Preferred Stock outside of permanent equity, or in the mezzanine section of its consolidated balance sheets.
Revenue Recognition
Revenue Recognition
–
The Company generates revenue through visit fees whereby its Experts provide delivery, set-up,
and technological expertise services at the request of its customers. Its customers are primarily large telecommunication and technology companies that sell technology products and services and require a mobile store experience for their customers, who are referred to herein as “Consumers.” Revenue is recognized upon transfer of control of promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those promised services. The Company accounts for revenue contracts with customers by applying the requirements of ASC 606,
Revenue from Contracts with Customers,
which includes the following five steps:

•	Identification of the contract with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.
Each customer contract contains only one performance obligation, which is a stand-ready obligation for the Company’s Experts to provide visits to Consumers throughout the Company’s contractual term. The stand-ready obligation consists of a series of distinct services that are substantially the same and have the same pattern of transfer, represented as visits provided to Consumers satisfied over time. Customer payments are due when control of services is transferred to the customer and are not conditional on anything other than payment terms, which typically are less than 60 days. No material contract asset or liabilities exist for any period reported within these consolidated financial statements.
The transaction prices of the Company’s contracts are entirely variable, as the number of visits and the specific services provided at each visit are unknown at contract inception. Each contract includes pricing whereby the Company and the customer agree to payments for various elements of a visit, which generally include the base fee for conducting the visit and delivering product, as well as incremental amounts for add-ons
provided to Consumers. Due to the nature of the obligation, the variability of payment based on the number of visits performed, and the specific services and products provided at each visit which are resolved as each visit is completed, the Company recognizes visit fees in revenue as such visits are provided. In addition, the Company is required to issue a credit to its customer for the stipulated value of any consigned inventory that is under the Company’s control that is lost, damaged, or stolen. The Company recognizes the credit as a reduction in revenue when it identifies that the items were lost, damaged, or stolen.
From time to time, the Company’s Experts sell a Consumer incremental services on behalf of the customer during a visit. Certain of the Company’s contracts contain provisions that allow for a chargeback by the customer of the Company’s fee for selling the incremental service if the Consumer cancels such services within a specified period from the visit. Chargebacks are recognized as a reduction of revenue, in the period such visit occurs, using an estimate derived from historical information regarding Consumer cancelations of specific services as well as real-time information provided by the customer. As of December 31, 2020 and 2019, the Company has recorded $5.4 million and $2.2 million, respectively, in chargeback estimates related to such services, which are presented as a reduction of revenue in the consolidated statements of operations and comprehensive loss and as a reduction to accounts receivable, net, in the consolidated balance sheets, as the contractual right of offset exists.
Changes in the chargeback accounts were as follows (in thousands):

Chargebacks
Balance as of January 1, 2019	$—
Provision	2,178
Credits/payments made	—

Balance as of December 31, 2019	2,178
Provision	8,981
Credits/payments made	(5,763)

Balance as of December 31, 2020	$5,396

The Company applies the practical expedient to not disclose information about its remaining performance obligations in contracts with original expected durations of one year or less or amounts attributable to the variable consideration that solely relate to future services.
Revenue is recognized net of any taxes collected from customers that are subsequently remitted to governmental authorities.
The Company disaggregates its revenue from contracts with customers by reportable segment, as it believes this best depicts how the nature, amount, timing, and uncertainty of its revenues and cash flows are affected by economic factors, as well as company expansion into international markets. The Company’s revenue is attributable to its operations in North America and Europe. Refer to Note 15 for revenue disaggregated by reportable segment.

Cost of Revenue
Cost of Revenue
–
Cost of revenue primarily consists of salaries, benefits and other expenses related to the Company’s Experts, fleet vehicle costs, and other expenses directly related to the performance of each Expert’s field visit.
Operations and Technology
Operations and Technology
– Operations and technology expenses primarily consists of technology, facility and overhead costs directly related to the operation of our mobile stores. This includes lease and operating expenses for our warehouses, inventory management and storage, facility supplies and depreciation expense. We also include cost for employees who directly or indirectly support our Experts, including supervisory and operations management, inventory management, fulfillment and research and development costs, which were $12.4 million for the year ended December 31, 2020 and $12.3 million for the year ended December 31, 2019.
General and Administrative
General and Administrative
–
General and administrative expenses primarily consist of personnel-related expenses for our general corporate functions. This includes our leadership team, employees involved in finance, human resources, legal, information technology, marketing, and other enterprise-wide support functions.
Stock Based Compensation
Stock Based Compensation
–
The Company accounts for stock options granted to employees under the fair value recognition provision of ASC 718,
Compensation – Stock Compensation
(“ASC 718”), which requires the use of an option valuation model to measure the fair value of options at the date of grant. The value of the portion of the awards that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated statements of operations and comprehensive loss. The Company accounts for forfeitures as they occur. The Company classifies non-cash
share-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. The fair value of restricted stock awards is based on the market value of the underlying shares at the date of grant. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Since the Company’s stock is not traded on any stock exchange market, quoted prices of the Company’s stock are unavailable. According to ASC 718, due to insufficient or no historical data for the Company, the expected volatility determination was based onsimilar companies’ stock volatility. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common shares and does not expect to pay any cash dividends in the foreseeable future.
The weighted-average assumptions used to estimate the fair value of stock options granted during the year is as follows:

	Years Ended December 31,
	2020	2019
Risk-free interest rate	1.18%	1.78%
Expected term (in years)	6.01	5.95
Expected volatility	48.4%	46.6%
Expected dividend yield	0%	0%
Fair value of common stock	$0.42	$0.41

Leases
Leases
–
The Company assesses its lease arrangements at contract inception to determine if they are operating or capital leases. The Company leases its facilities (offices and warehouses) and vehicles under operating lease agreements. Lease arrangements under operating lease agreements and the related lease payments are not recorded on the Company’s balance sheet. The terms of certain agreements provide for increasing rental payments; however, the Company recognizes rent expense on a straight-line basis over the term of the lease. Any lease incentives are recognized as reductions of rent expense on a straight-line basis over the term of the lease. The lease term begins on the date of the initial occupancy or possession of the leased property for purposes of recognizing rent expense.
Related Parties
Related Parties
–
Certain members of the Company’s Board of Directors serve as directors, executive officers, or are investors in, companies that are customers or vendors of the Company. With the exception of the Convertible Loan as defined and discussed in Note 8, related party transactions were not material as of December 31, 2020 and 2019 and for the years then ended.
Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No.
2016-02,
Leases (Topic 842), as amended, which supersedes the guidance in former ASC 840,
Leases
. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. In June 2020, the FASB issued ASU
2020-05, which defers
the effective date of ASU
2016-02 for
the Company to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company will defer the adoption of ASU
2016-02
pursuant to ASU
2020-05
and plans to adopt the new standard on January 1, 2022. The ASU is expected to impact the Company’s condensed consolidated financial statements and related disclosures as it has certain operating lease arrangements for which it is the lessee. The Company is currently in the process of evaluating the impact that the adoption of
ASU 2016-02,
as amended, will have on its condensed consolidated financial statements and related disclosures.
In June 2016, the FASB issued ASU No.
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
and has since issued various amendments including ASU No.
2018-19,
ASU No.
2019-04,
ASU No.
2019-05,
ASU No.
2019-11,
and
ASU 2020-02.
The guidance and related amendments modify the accounting for credit losses for most financial assets and require the use of an expected loss model replacing the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently in the process of evaluating the impact that the adoption of
ASU 2016-13
will have on its condensed consolidated financial statements and related disclosures. However, the adoption of this ASU is not expected to have a material impact.

In December 2019, the FASB issued ASU No.
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the impact the adoption of
ASU 2019-12
will have on its condensed consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. ASU
2020-06
changes how entities account for convertible instruments and contracts in an entity’s own equity and simplifies the accounting for convertible instruments by removing the Beneficial Conversion Feature (“BCF”) and Cash Conversion Feature (“CCF”) separation models required under the current guidance. ASU
2020-06
also removes certain settlement conditions that are required for equity contracts to qualify for equity classification. Lastly, ASU
2020-06
changes the existing diluted earnings per share (“EPS”) calculation for convertible debt that contains a CCF and increases disclosure requirements for convertible instruments. The ASU is effective for public business entities that meet the definition of a SEC filer, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted but no earlier than the fiscal years beginning after December 15, 2020, including interim periods within the fiscal years.
The Company has determined that adoption of ASU
2020-06
will not impact the accounting for its convertible loan since the Company has elected the fair value option as discussed in Note 7. Additionally, the changes to the equity classification guidance do not impact the accounting for the warrants outstanding as of June 30, 2021 and December 31, 2020. As such, the adoption of the ASU is not expected to have any financial statement impact.

Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No.
2016-02,
Leases (Topic 842)
, as amended, which supersedes the guidance in former ASC 840,
Leases
. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. In June 2020, the FASB issued ASU
2020-05, which defers
the effective date of ASU
2016-02 for
the Company to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company will defer the adoption of ASU
2016-02
pursuant to ASU
2020-05
and plans to adopt the new standard on January 1, 2022. The ASU is expected to impact the Company’s consolidated financial statements and related disclosures as it has certain operating lease arrangements for which it is the lessee. The Company is currently in the process of evaluating the impact that the adoption of
ASU 2016-02,
as amended, will have on its consolidated financial statements and related disclosures.
In June 2016, the FASB issued ASU No.
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
and has since issued various amendments including ASU No.
2018-19,
ASU No.
2019-04,
ASU No.
2019-05,
ASU No.
2019-11,
and
ASU 2020-02.
The guidance and related amendments modify the accounting for credit losses for most financial assets and require the use of an expected loss model replacing the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently in the process of evaluating the impact that the adoption of
ASU 2016-13
will have on its consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles – Goodwill and Other –
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud

Computing Arrangement That is a Service Contract
. The new guidance provides for the deferral of implementation costs for cloud computing arrangements and expensing those costs over the term of the cloud services arrangement. The new guidance is effective for fiscal years beginning after December 15, 2020. The Company is currently in the process of evaluating the impact that the adoption of

ASU 2018-15

will have on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU No.
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the impact the adoption of
ASU 2019-12
will have on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. ASU
2020-06
changes how entities account for convertible instruments and contracts in an entity’s own equity and simplifies the accounting for convertible instruments by removing the Beneficial Conversion Feature (“BCF”) and Cash Conversion Feature (“CCF”) separation models required under the current guidance. ASU
2020-06
also removes certain settlement conditions that are required for equity contracts to qualify for equity classification. Lastly, ASU
2020-06
changes the existing diluted earnings per share (“EPS”) calculation for convertible debt that contains a CCF and increases disclosure requirements for convertible instruments. The ASU is effective for public business entities that meet the definition of a SEC filer, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted but no earlier than the fiscal years beginning after December 15, 2020, including interim periods within the fiscal years.
The Company has determined that adoption of ASU
2020-06
will not impact the accounting for its convertible loan since the Company has elected the fair value option as discussed in Note 8. Additionally, the changes to the equity classification guidance do not impact the accounting for the warrants outstanding as of December 31, 2020. As such, the adoption of the ASU does not have any financial statement impact.